Earnings Per Common Share Attributable to Pfizer Inc. Common Shareholders - Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EPS Numerator-Basic
Income from continuing operations	[1]	$ 11,179	$ 21,353	$ 7,229
Less: Net income attributable to noncontrolling interests		36	47	31
Income from continuing operations attributable to Pfizer Inc.		11,143	21,306	7,198
Less: Preferred stock dividends––net of tax		1	1	1
Income from continuing operations attributable to Pfizer Inc. common shareholders		11,142	21,305	7,197
Discontinued operations––net of tax	[1]	10	2	17
Less: Discontinued operations––net of tax, attributable to noncontrolling interests		0	0	0
Discontinued operations––net of tax, attributable to Pfizer Inc. common shareholders		10	2	17
Net income attributable to Pfizer Inc. common shareholders		11,152	21,307	7,214
EPS Numerator––Diluted
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions		11,143	21,306	7,197
Net income attributable to Pfizer Inc. common shareholders and assumed conversions		$ 11,153	$ 21,308	$ 7,214
EPS Denominator
Weighted-average number of common shares outstanding––Basic	[1],[2]	5,872.0	5,970.0	6,089.0
Common-share equivalents: stock options, stock issuable under employee compensation plans, convertible preferred stock and accelerated share repurchase agreements	[2]	105.0	89.0	70.0
Weighted-average number of common shares outstanding––Diluted	[1],[2]	5,977.0	6,058.0	6,159.0
Cash dividends declared per share (in dollars per share)		$ 1.38	$ 1.30	$ 1.22
Equity Option [Member]
EPS Denominator
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans	[3]	2.0	36.0	63.0
Common Stock [Member]
EPS Denominator
Number of shares modified to accelerate vesting			15.2

[1]	Amounts may not add due to rounding.
[2]	2017 includes the effect of the modification for a commitment to pay 15.2 million common-share equivalents that were scheduled for near-term settlement.
[3]	These common stock equivalents were outstanding for the periods presented, but were not included in the computation of diluted EPS for those periods because their inclusion would have had an anti-dilutive effect.